Revenue Recognition - Summary Of Disaggregation Of Revenue By Major Source (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total membership and service revenue	$ 565,164	$ 825,931	$ 1,144,428	$ 1,787,021	$ 3,133,278		$ 3,058,694		$ 1,697,336
Other revenue	28,314	55,803	46,903	151,596	282,587		399,899		124,415
Total revenue	593,478	881,734	1,191,331	1,938,617	3,415,865		3,458,593		1,821,751
ASC 606 Membership And Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total membership and service revenue	341,592	638,640	701,202	1,483,304	2,418,259	[1]	2,700,540	[1]	$ 1,697,336	[1]
ASC 842 Rental And Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total membership and service revenue	$ 223,572	$ 187,291	$ 443,226	$ 303,717	$ 715,019		$ 358,154

[1]	Revenue for the year ended December 31, 2018 was recognized in accordance with ASC 605, Revenue Recognition.